Premises, Equipment And Leases (Rent Expense Incurred Under All Operating Lease Obligations) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property Plant And Equipment [Abstract]
Rent expense, gross	$ 19,445	$ 23,109	$ 25,494
Sublease income	(1,974)	(3,365)	(3,883)
Rent expense, net	$ 17,471	$ 19,744	$ 21,611